Debt - Additional Information (Detail) € in Thousands, £ in Thousands, $ in Thousands																1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 09, 2018 MXN ($)	Oct. 23, 2018 USD ($)	Aug. 23, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 04, 2018 USD ($)	May 24, 2018 USD ($)	Mar. 27, 2018 USD ($)	Feb. 12, 2018 USD ($)	Dec. 21, 2017 USD ($)	Dec. 18, 2017 USD ($)	Dec. 15, 2017 USD ($)	Nov. 16, 2017 USD ($)	Apr. 06, 2017 USD ($)	Feb. 14, 2017 EUR (€)	Jul. 17, 2017 USD ($)	May 15, 2017 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Jun. 04, 2018 CHF (SFr)	May 24, 2018 EUR (€)	Apr. 16, 2018 USD ($)	Mar. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Nov. 15, 2017 MXN ($)	Nov. 15, 2017 USD ($)	Jul. 21, 2017 USD ($)	Jul. 18, 2017 USD ($)	Jul. 14, 2017 USD ($)	Jun. 16, 2017 USD ($)	Jun. 15, 2017 USD ($)	May 24, 2017 USD ($)	Nov. 17, 2016 MXN ($)	Nov. 17, 2016 USD ($)
Disclosure of debt [line items]
Internal net debt																														$ 30,000,000								$ 28,000,000
External net debt																															$ 6,182,800,000								$ 7,100,000,000
Borrowings																		$ 1,913,377,218		$ 2,153,383,220										$ 143,000,000	$ 7,813,000,000							$ 150,000,000	$ 8,055,900,000
Principal amount of debt																		2,045,835,422		2,001,742,870
Line of credit																		26,200,000		23,500,000			$ 6,400,000,000					$ 5,400,000,000
Line of credit to ensure liquidity																		32,500,000		23,500,000			6,700,000,000					6,700,000,000
Repayment of revolving credit lines																		$ 841,033,392		$ 642,059,819		$ 614,987,329
Revolving credit line [member]
Disclosure of debt [line items]
Maturity		2023														2020
Disbursement amount received		$ 9,000,000														$ 1,950,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Debt securities issued																																	$ 92,000,000,000
Floating interest rate at libor [member]
Disclosure of debt [line items]
Borrowings				$ 200,000,000
Maturity				2023
Interest rate basis description				Bears interest at a floating rate linked to LIBOR
Floating interest rate at libor [member] | Bilateral credit line [member]
Disclosure of debt [line items]
Maturity	2028
Line of credit	$ 250,000,000
Interest rate basis description	bears interest at a floating rate linked to LIBOR plus 80 basis points
3.750% notes due 2025 [member]
Disclosure of debt [line items]
Debt securities issued | £																													£ 450,000
Interest rate													3.75%																3.75%
Maturity													2025
5.25% notes due April 6, 2024 [member] | Fixed rate [member] | Non-revolving credit facility [member]
Disclosure of debt [line items]
Interest rate														5.25%
Maturity														April 6, 2024
Line of credit														$ 132,000,000
1.65 basis point due May 2020 [member] | Simple credit line [member]
Disclosure of debt [line items]
Maturity																	May 2020
Line of credit																	$ 400,000,000																	$ 200,000,000			$ 200,000,000
Interest rate basis description																	Floating interest rate linked to LIBOR plus 165 basis points, due May 2020
Interest rate																	1.65%
6.500% notes due March 2027 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Debt securities issued																																	$ 2,500,000,000
Interest rate																																	6.50%
6.750% bonds due September 2047 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Debt securities issued																																	$ 2,500,000,000
Interest rate																																	6.75%
5.750% note due to 2018 [member]
Disclosure of debt [line items]
Interest rate																																5.75%
Principal amount of debt purchased																																$ 922,485,000
3.500% notes due to 2018 [member]
Disclosure of debt [line items]
Interest rate																																3.50%
Principal amount of debt																																$ 644,374,000
3.125% Notes due 2019 [member]
Disclosure of debt [line items]
Interest rate																											3.125%
Principal amount of debt purchased																											$ 138,598
One seven five basis point due two thousand twenty two [member] | Bilateral credit line [member]
Disclosure of debt [line items]
Maturity										2022
Line of credit										$ 300,000,000
Interest rate basis description										LIBOR plus 175 basis points
Interest rate										1.75%
One six five basis point due two thousand twenty [member] | Bilateral credit line [member]
Disclosure of debt [line items]
Maturity											2020
Line of credit											$ 200,000,000
Interest rate basis description											LIBOR plus 165 basis points
Interest rate											1.65%
5.500% Bonds due 2044 [member]
Disclosure of debt [line items]
Interest rate									5.50%
Principal amount of debt exchanged									$ 952,454
6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Interest rate									6.35%
Principal amount of debt									$ 881,899
5.625% Bonds due 2046 [member]
Disclosure of debt [line items]
Interest rate									5.625%
Principal amount of debt exchanged									$ 1,021,065
6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Interest rate									6.35%
Principal amount of debt									$ 946,764
3.125% notes due to 2019 [member]
Disclosure of debt [line items]
Interest rate																																3.125%
Principal amount of debt																																$ 172,591,000
5.500% Notes due 2019 [member]
Disclosure of debt [line items]
Interest rate																											5.50%
Principal amount of debt																											$ 558,644
8.000% Notes due 2019 [member]
Disclosure of debt [line items]
Interest rate																											8.00%
Principal amount of debt																											$ 91,843
6.000% Notes due 2020 [member]
Disclosure of debt [line items]
Interest rate																											6.00%
Principal amount of debt																											$ 183,017
3.500% Notes due 2020 [member]
Disclosure of debt [line items]
Interest rate																											3.50%
Principal amount of debt																											$ 817,303
70 basis points, due February 2025 [member]
Disclosure of debt [line items]
Maturity								February 2025
Line of credit								$ 181,101
Interest rate basis description								LIBOR plus 70 basis points
300 basis point due December 26, 2025 [member]
Disclosure of debt [line items]
Maturity					December 26, 2025
Line of credit					$ 250,000
Interest rate basis description					LIBOR plus 300 basis points
Two five zero basis point due two thousand eighteen [member]
Disclosure of debt [line items]
Maturity												2018
Line of credit												$ 390,000,000
Interest rate basis description												LIBOR plus 250 basis points on a quarterly basis
Interest rate												2.50%
Line of credit prepaying amount												$ 140,000,000
Two five zero basis point due two thousand eighteen [member] | New Credit Line [member]
Disclosure of debt [line items]
Line of credit												$ 250,000,000
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount																							21,449,200,000					15,141,500,000
Repayment of revolving credit lines																			$ 21,099,000,000		$ 14,914,000,000
Revolving credit amount outstanding																							$ 700,000,000					$ 350,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Total debt securities issued									4,000,000						€ 4,250,000										€ 3,150,000
Notes issued							$ 102,000,000		92,000,000
Debt securities issued																																			$ 92,000,000,000	$ 72,000,000,000
Prior size of the Medium Term Notes Program																										$ 92,000,000
New size of the Medium Term Notes Program																										$ 102,000,000
Series C medium term notes program [member] | 3.750% notes due 2025 [member]
Disclosure of debt [line items]
Debt securities issued													$ 92,000,000,000
Series C medium term notes program [member] | 2.50% notes due August 2021 [member]
Disclosure of debt [line items]
Debt securities issued | €															€ 1,750,000
Interest rate															2.50%
Maturity															August 2021
Series C medium term notes program [member] | 3.75% notes due February 2024 [member]
Disclosure of debt [line items]
Debt securities issued | €															€ 1,250,000
Interest rate															3.75%
Maturity															February 2024
Series C medium term notes program [member] | 4.875% notes due February 2028 [member]
Disclosure of debt [line items]
Debt securities issued | €															€ 1,250,000
Interest rate															4.875%
Maturity															February 2028
Series C medium term notes program [member] | 5.35% Notes due 2028 [member]
Disclosure of debt [line items]
Debt securities issued									$ 2,500,000
Interest rate									5.35%
Maturity									2028
Series C medium term notes program [member] | 6.35% Bonds due 2048 [member]
Disclosure of debt [line items]
Debt securities issued									$ 1,500,000
Interest rate									6.35%
Maturity									2048
Series C medium term notes program [member] | 2.500% Notes due on November 24, 2022 [member]
Disclosure of debt [line items]
Debt securities issued | €																									€ 600,000
Interest rate							2.50%																		2.50%
Maturity							November 24, 2022
Series C medium term notes program [member] | Floating Rate Notes due on August 24, 2023 [member]
Disclosure of debt [line items]
Debt securities issued | €																									€ 650,000
Maturity							August 24, 2023
Series C medium term notes program [member] | 3.625% Notes due on November 24, 2025 [member]
Disclosure of debt [line items]
Debt securities issued | €																									€ 650,000
Interest rate							3.625%																		3.625%
Maturity							November 24, 2025
Series C medium term notes program [member] | 4.750% Notes due on February 26, 2029 [member]
Disclosure of debt [line items]
Debt securities issued | €																									€ 1,250,000
Interest rate							4.75%																		4.75%
Maturity							February 26, 2029
Series C medium term notes program [member] | 1.750% Notes due 2023 [member]
Disclosure of debt [line items]
Debt securities issued						$ 102,000,000																		SFr 365,000
Interest rate						1.75%																		1.75%
Maturity						2023
Series C medium term notes program [member] | 6.500% notes due 2029 [member]
Disclosure of debt [line items]
Notes issued			$ 102,000,000,000
Debt securities issued			$ 2,000,000,000
Interest rate			6.50%
Maturity			2029